Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2021
Registrant Name	Dreyfus Institutional Reserves Funds
Entity Central Index Key	0001423799
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 20, 2021
Document Effective Date	Aug. 31, 2021
Prospectus Date	Aug. 31, 2021
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Treasury Obligations Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHLXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Obligations Fund | Institutional Shares
Prospectus:
Trading Symbol	DNSXX